FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Credit risk management (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Gross carrying amount of trade receivables and contract assets	$ 913.4	$ 790.2
90 days past due | Credit risk management
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Trade receivables past due which had an established allowance for doubtful accounts (as a percent)	2.00%	2.60%
Trade receivables past due (as a percent)	6.90%	5.00%